UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21225

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Bond Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.1%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$782,444
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	860,723

		$1,643,167

Education — 26.9%
Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$750	$761,175
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	837,510
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,293,880
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	1,000	1,192,450
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	954,642
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,025	1,220,160

		$7,259,817

Escrowed/Prerefunded — 4.3%
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$500	$532,560
Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	600	620,820

		$1,153,380

General Obligations — 12.2%
Boston, 4.00%, 4/1/24	$200	$225,180
Cambridge, 4.00%, 2/15/21	395	465,634
Danvers, 5.25%, 7/1/36	565	656,683
Plymouth, 5.00%, 5/1/26	250	295,195
Plymouth, 5.00%, 5/1/31	225	259,232
Plymouth, 5.00%, 5/1/32	205	235,502
Wayland, 5.00%, 2/1/33	340	396,885
Wayland, 5.00%, 2/1/36	510	586,923
Winchester, 5.00%, 4/15/36	160	184,635

		$3,305,869

Hospital — 15.0%
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$775	$827,762
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	425,720
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/34	500	544,135
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	750	804,187
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	370,433
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,065,920

		$4,038,157

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 17.8%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$929,656
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	789,803
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,339,746
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	969,982
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	750	777,818

		$4,807,005

Insured-Electric Utilities — 4.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,233,572

		$1,233,572

Insured-Escrowed/Prerefunded — 7.3%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$1,965,098

		$1,965,098

Insured-General Obligations — 13.4%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,545,031
Revere, (AGC), 5.00%, 4/1/39	1,000	1,072,390

		$3,617,421

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$241,061

		$241,061

Insured-Lease Revenue/Certificates of Participation — 5.1%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,363,780

		$1,363,780

Insured-Other Revenue — 1.9%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$516,272

		$516,272

Insured-Special Tax Revenue — 16.4%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,225	$1,260,843
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	527,872
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,281,603
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	750	910,957
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,595	219,719
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,460	219,307

		$4,420,301

Insured-Water and Sewer — 4.6%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,251,379

		$1,251,379

Other Revenue — 3.3%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$361,594
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	541,391

		$902,985

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 2.7%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$730,838

		$730,838

Special Tax Revenue — 5.4%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$110,260
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,357,753

		$1,468,013

Transportation — 8.9%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,092,390
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	543,795
Massachusetts Port Authority, 5.00%, 7/1/28	250	285,445
Massachusetts Port Authority, 5.00%, 7/1/34	435	480,053

		$2,401,683

Water and Sewer — 3.2%
Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$876,465

		$876,465

Total Tax-Exempt Investments — 160.0% (identified cost $38,366,878)		$43,196,263

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.3)%		$(13,575,203)

Other Assets, Less Liabilities — (9.7)%		$(2,607,542)

Net Assets Applicable to Common Shares — 100.0%		$27,013,518

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 44.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 18.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	14 U.S. 30-Year Treasury Bond	Short	$(2,061,474)	$(2,071,562)	$(10,088)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $10,088.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,017,577

Gross unrealized appreciation	$4,994,223
Gross unrealized depreciation	(145,537)

Net unrealized appreciation	$4,848,686

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$43,196,263	$—	$43,196,263
Total Investments	$—	$43,196,263	$—	$43,196,263

Liability Description
Futures Contracts	$(10,088)	$—	$—	$(10,088)
Total	$(10,088)	$—	$—	$(10,088)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 27, 2012